SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Statement of Operations) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Financial Statements, Captions [Line Items]
Total revenues	$ 1,289	$ 1,923	$ 5,258	$ 9,779	$ 9,504
Expenses:
Interest expense, net	(148)	(175)	608	805	739
Total expenses	1,021	2,284	7,310	9,766	9,761
Income (loss) before income taxes	268	(361)	(2,052)	13	(257)
Income tax (provision) benefit	(79)	4	329	(63)	30
Net income (loss)	$ 189	$ (357)	(1,723)	(50)	(227)
Hertz Global Holdings
Condensed Financial Statements, Captions [Line Items]
Total revenues			0	0	0
Expenses:
Interest expense, net			2	7	7
Write-off of intercompany loan			(133)	0	0
Total expenses			(131)	7	7
Income (loss) before income taxes			131	(7)	(7)
Income tax (provision) benefit			1	2	2
Equity in earnings (losses) of subsidiaries, net of tax			(1,846)	(53)	(220)
Net income (loss)			$ (1,714)	$ (58)	$ (225)